Offsets	Aug. 14, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Candel Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-266605
Initial Filing Date	Aug. 05, 2022
Fee Offset Claimed	$ 6,624.17
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 71,458,139.01
Termination / Withdrawal Statement	The registrant has previously registered the offer and sale of up to $200,000,000 of securities pursuant to a registration statement on Form S-3 (File No. 333-266605), which was initially filed with the Securities and Exchange Commission on August 5, 2022 and became effective on August 12, 2022 (the "Prior Registration Statement"). In connection with the filing of the Prior Registration Statement, the registrant made a contemporaneous fee payment in the amount of $18,540. Of the $200,000,000 of securities registered for potential issuance and sale by the Registrant under the Prior Registration Statement, $71,458,139.01 of securities remain unsold (the "Unsold Securities"). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $6,624.17 that has already been paid and remains unused with respect to the Unsold Securities is hereby offset against the registration fee of $45,930.00 due for this offering. The remaining balance of the registration fee, $39,305.83, has been paid in connection with this offering. The Prior Registration Statement as it applies to primary issuances by the Registrant expired on August 12, 2025 and therefore all offerings that may have included Unsold Securities under the Prior Registration Statement have terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Candel Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-266605
Filing Date	Aug. 05, 2022
Fee Paid with Fee Offset Source	$ 18,540.00
Offset Note	See note 1 under Rule 457(p) Statement of Withdrawal, Termination, or Completion.